Commitments - Disclosure of detailed information about significant commitments for streams and offtakes (Details)	12 Months Ended
Dec. 31, 2022
Amulsar stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	40 years
Amulsar stream [Member] | Gold [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	4.22%
Per ounce/carat price	400
Amulsar stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	62.50%
Per ounce/carat price	4
Amulsar offtake [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Until delivery of 2,110,425 ounces Au
Amulsar offtake [Member] | Gold [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	81.91%
Per ounce/carat price	Based on quotational period
Back Forty stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Life of mine
Back Forty stream [Member] | Gold [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	18.50%
Per ounce/carat price	30% spot price (max $600)
Back Forty stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	85.00%
Per ounce/carat price	4
Gibraltar stream [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	75.00%
Gibraltar stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	75.00%
Per ounce/carat price	nil
Term of agreement	Life of mine
Mantos Blancos stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	100.00%
Per ounce/carat price	8% spot
Term of agreement	Life of mine
Renard stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	40 years
Renard stream [Member] | Diamond [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	9.60%
Per ounce/carat price	Lesser of 40% of sales price or $40
San Antonio stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Life of mine
San Antonio stream [Member] | Gold [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	15.00%
Per ounce/carat price	15% spot price
San Antonio stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	15.00%
Per ounce/carat price	15% spot price
Sasa stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	40 years
Sasa stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	100.00%
Per ounce/carat price	6.21
Tintic stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Life of mine
Tintic stream [Member] | Gold [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	2.50%
Per ounce/carat price	25% spot price
Tintic stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	2.50%
Per ounce/carat price	25% spot price